UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Dryden Small-Cap Core Equity Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2009

Date of reporting period: 4/30/2009

Item 1 – Reports to Stockholders

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

FUND TYPE

Small-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Small-Cap Core Equity Fund, Inc. is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.27%; Class B, 1.97%; Class C, 1.97%; Class R, 1.72%; Class Z, 0.97%. Net operating expenses apply to: Class A, 1.27%; Class B, 1.97%; Class C, 1.97%; Class R, 1.47%; Class Z, 0.97%, after contractual reduction for Class R through 2/28/2010.

Cumulative Total Returns as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–12.67%	–36.29%	–12.54%	45.01%	—
Class B	–13.01	–36.72	–15.68	34.42	—
Class C	–13.01	–36.72	–15.68	34.42	—
Class R	–12.82	–36.43	N/A	N/A	–41.91% (1/12/07)
Class Z	–12.58	–36.10	–11.35	48.63	—
S&P SmallCap 600 Index[2]	–8.47	–30.05	–0.63	66.87	**
Lipper Average[3]	–5.21	–31.38	–6.84	64.99	***

Average Annual Total Returns[4] as of 3/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–46.29%	–7.14%	2.54%	—
Class B	–46.38	–6.97	2.36	—
Class B—Return After Taxes on Distribution	–46.38	–6.97	2.36	—
Class B—Return After Taxes on Distribution and Sale of Fund Shares	–30.15	–5.79	2.03	—
Class C	–44.12	–6.78	2.36	—
Class R	–43.24	N/A	N/A	–26.55% (1/12/07)
Class Z	–42.98	–5.84	3.38	—
S&P SmallCap 600 Index[2]	–38.06	–3.94	4.24	**
Lipper Average[3]	–38.37	–5.25	3.92	***

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. It gives a broad look at how small-cap stock prices have performed in the United States.

3The Lipper Average represents returns based on an average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have wide latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P SmallCap 600 Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –32.88% for Class R. S&P SmallCap 600 Index Closest Month-End to Inception average annual total return as of 3/31/09 is –22.02% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/09 is –35.45% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/09 is –23.14% for Class R.

Investors cannot invest directly in an index. The returns for the S&P SmallCap 600 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Dryden Small-Cap Core Equity Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/09
Atmos Energy Corp., Gas Utilities	1.2%
Rock-Tenn Co. (Class A), Containers & Packaging	1.0
WMS Industries, Inc., Hotels, Restaurants & Leisure	1.0
Arris Group, Inc., Communications Equipment	0.9
EMCOR Group, Inc., Construction & Engineering	0.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/09
Real Estate Investment Trusts	5.8%
Specialty Retail	5.6
Commercial Banks	5.4
Hotels, Restaurants & Leisure	4.7
Healthcare Providers & Services	4.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008, at the beginning of the period, and held through the six-month period ended April 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Small-Cap Core Equity Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Small-Cap Core Equity Fund, Inc.		Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$873.30	1.27%	$5.90
	Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36

Class B	Actual	$1,000.00	$869.90	1.97%	$9.13
	Hypothetical	$1,000.00	$1,015.03	1.97%	$9.84

Class C	Actual	$1,000.00	$869.90	1.97%	$9.13
	Hypothetical	$1,000.00	$1,015.03	1.97%	$9.84

Class R	Actual	$1,000.00	$871.80	1.47%	$6.82
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35

Class Z	Actual	$1,000.00	$874.20	0.97%	$4.51
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2009, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS
CONSUMER DISCRETIONARY 16.2%

Distributors
1,000	Core-Mark Holding Co., Inc.(a)	$19,170

Diversified Consumer Services 1.4%
13,000	Capella Education Co.(a)(b)	667,940
9,700	Lincoln Educational Services Corp.(a)	160,923
21,900	Pre-Paid Legal Services, Inc.(a)	806,577
33,200	Universal Technical Institute, Inc.(a)	472,768

		2,108,208

Hotels, Restaurants & Leisure 4.7%
9,300	Buffalo Wild Wings, Inc.(a)(b)	363,072
58,600	California Pizza Kitchen, Inc.(a)(b)	920,606
5,050	CEC Entertainment, Inc.(a)(b)	153,823
10,700	Cracker Barrel Old Country Store, Inc.	348,927
20,200	Jack in the Box, Inc.(a)	496,718
6,400	Landry’s Restaurants, Inc.(b)	58,496
14,400	P.F. Chang’s China Bistro, Inc.(a)(b)	434,592
11,500	Panera Bread Co. (Class A)(a)	644,115
8,200	Papa John’s International, Inc.(a)	217,628
13,200	Peet’s Coffee & Tea, Inc.(a)	360,096
25,400	Pinnacle Entertainment, Inc.(a)(b)	316,992
5,200	Red Robin Gourmet Burgers, Inc.(a)	127,660
25,300	Ruby Tuesday, Inc.(a)	194,304
91,400	Texas Roadhouse, Inc.(a)(b)	1,040,132
45,000	WMS Industries, Inc.(a)(b)	1,444,950

		7,122,111

Household Durables 0.6%
6,400	Blyth, Inc.	282,112
15,400	Jarden Corp.(a)(b)	309,540
10,400	Leggett & Platt, Inc.(b)	149,344
1,700	National Presto Industries, Inc.	121,142
4,800	Skyline Corp.	99,504

		961,642

Internet & Catalog Retail 0.9%
1,600	Blue Nile, Inc.(a)(b)	68,096
16,300	NutriSystem, Inc.(b)	223,962
51,600	PetMed Express, Inc.(a)(b)	839,016
30,900	Stamps.com, Inc.(a)	289,224

		1,420,298

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	7

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Leisure Equipment & Products 1.3%
53,300	Jakks Pacific, Inc.(a)	$674,245
21,300	Polaris Industries, Inc.	712,485
42,300	Smith & Wesson Holding Corp.(a)	303,291
17,900	Sturm, Ruger & Co., Inc.(a)	220,349

		1,910,370

Media
10,900	Live Nation, Inc.(a)(b)	42,619

Multi-line Retail 0.1%
5,600	Fred’s, Inc. (Class A)	76,496

Specialty Retail 5.6%
12,800	Aaron’s, Inc.(b)	429,568
11,400	Aeropostale, Inc.(a)(b)	387,258
31,800	Buckle, Inc. (The)(b)	1,188,366
40,400	Cabela’s, Inc.(a)(b)	517,524
9,400	Cato Corp. (The) (Class A)	180,668
33,000	Charlotte Russe Holdings, Inc.(a)	414,150
23,000	Children’s Place Retail Stores, Inc. (The)(a)	654,120
15,800	Dress Barn, Inc.(a)(b)	239,212
13,700	Genesco, Inc.(a)(b)	312,086
12,000	Group1 Automotive, Inc.	255,600
20,900	Gymboree Corp.(a)(b)	718,960
2,300	Haverty Furniture Cos., Inc.	24,955
4,300	hhgregg, Inc.(a)	71,380
5,800	Hibbett Sports, Inc.(a)	120,930
61,000	HOT Topic, Inc.(a)	746,640
3,900	JOS A Bank Clothiers, Inc.(a)	157,716
6,800	Men’s Warehouse, Inc. (The)	126,752
1,800	Monro Muffler, Inc.	44,946
67,300	PEP Boys-Manny Moe & Jack	498,020
1,800	Stage Stores, Inc.	22,050
12,000	Stein Mart, Inc.(a)	52,440
32,700	Tractor Supply Co.(a)(b)	1,320,426

		8,483,767

Textiles, Apparel & Luxury Goods 1.6%
60,200	Carter’s, Inc.(a)	1,287,076
3,100	Deckers Outdoor Corp.(a)	175,212

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
46,000	Liz Claiborne, Inc.	$218,040
5,200	Maidenform Brands, Inc.(a)	66,300
2,600	Oxford Industries, Inc.	25,324
5,400	True Religion Apparel, Inc.(a)	85,104
8,900	Unifirst Corp.	331,881
8,400	Wolverine World Wide, Inc.	174,972

		2,363,909
CONSUMER STAPLES 3.4%

Beverages 0.1%
6,300	PepsiAmericas, Inc.	154,791

Food & Staples Retailing 1.6%
40,100	Casey’s General Stores, Inc.	1,067,061
19,600	Nash Finch Co.	574,084
9,100	Pantry, Inc. (The)(a)	214,942
37,500	Spartan Stores, Inc.	610,125

		2,466,212

Food Products 1.3%
18,600	Chiquita Brands International, Inc.(a)(b)	140,802
8,700	Del Monte Foods Co.	65,685
10,800	Diamond Foods, Inc.	282,852
3,900	Flowers Foods, Inc.	90,090
5,900	Green Mountain Coffee Roasters, Inc.(a)(b)	426,629
9,700	Sanderson Farms, Inc.	387,030
21,000	TreeHouse Foods, Inc.(a)(b)	558,390

		1,951,478

Household Products 0.1%
7,400	WD-40 Co.	200,244

Personal Products 0.2%
5,000	Chattem, Inc.(a)(b)	274,550
2,900	Prestige Brands Holdings., Inc.(a)	18,734

		293,284

Tobacco 0.1%
43,200	Alliance One International, Inc.(a)	162,000

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	9

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
ENERGY 4.1%

Energy Equipment & Services 2.1%
5,300	Atwood Oceanics, Inc.(a)(b)	$118,296
6,300	Bristow Group, Inc.(a)(b)	143,388
23,000	CARBO Ceramics, Inc.	706,330
5,600	Dresser-Rand Group, Inc.(a)	137,928
2,800	Lufkin Industries, Inc.	97,720
7,500	Matrix Service Co.(a)	71,850
30,100	Oil States International, Inc.(a)	568,890
19,800	SEACOR Holdings, Inc.(a)(b)	1,301,256
6,700	Superior Well Services, Inc.(a)	71,690

		3,217,348

Oil, Gas & Consumable Fuels 2.0%
3,500	Berry Petroleum Co. (Class A)	57,680
45,800	Holly Corp.(b)	959,968
12,400	Petroleum Development Corp.(a)	201,004
3,700	St. Mary Land & Exploration Co.	66,119
16,800	Stone Energy Corp.(a)	72,408
14,200	Swift Energy Co.(a)	153,644
15,500	Western Refining, Inc.(b)	195,145
34,000	World Fuel Services Corp.(b)	1,296,420

		3,002,388
FINANCIAL 18.0%

Capital Markets 1.8%
15,700	Ameriprise Financial, Inc.	413,695
4,400	Greenhill & Co., Inc.(b)	341,132
218	Hercules Technology Growth Capital, Inc.	1,310
23,300	Investment Technology Group, Inc.(a)	530,774
79,500	LaBranche & Co., Inc.(a)	332,310
3,700	MVC Capital, Inc.	31,672
11,800	OptionsXpress Holdings, Inc.	194,228
3,400	Piper Jaffray Co.(a)	117,878
3,300	Prospect Capital Corp.	29,931
5,800	Stifel Financial Corp.(a)	285,534
36,600	SWS Group, Inc.	468,114
4,700	TradeStation Group, Inc.(a)	38,117

		2,784,695

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks 5.4%
10,800	Boston Private Financial Holdings, Inc.	$49,788
17,200	Central Pacific Financial Corp.	100,792
1,100	City Holding Co.	32,439
8,500	Columbia Banking Systems, Inc.	84,150
34,500	Community Bank System, Inc.(b)	567,525
25,900	East West Bancorp, Inc.	176,897
36,900	First Bancorp (Puerto Rico)	203,319
70,700	First Commonwealth Financial Corp.(b)	612,969
7,600	First Financial Bancorp	82,004
3,200	First Financial Bankshares, Inc.(b)	157,696
43,550	First Midwest Bancorp, Inc.(b)	385,853
26,600	Glacier Bancorp, Inc.(b)	407,512
5,500	Hancock Holding Co.(b)	208,285
3,400	Home Bancshares, Inc.	74,970
9,200	Independent Bank Corp.	16,560
18,400	Independent Bank Corp(b)	367,264
76,700	National Penn Bancshares, Inc.	620,503
18,100	Old National Bancorp	246,703
10,400	PrivateBancorp, Inc.(b)	210,600
31,700	Prosperity Bancshares, Inc.(b)	880,309
8,600	S&T Bancorp, Inc.	153,682
29,100	Signature Bank(a)(b)	791,229
4,000	Sterling Bancorp	45,760
41,200	Sterling Bancshares, Inc.	273,980
70,200	Susquehanna Bancshares, Inc.	565,812
600	Tompkins Financial Corp.	25,290
56,900	UCBH Holdings, Inc.(b)	72,832
6,800	UMB Financial Corp.	311,236
26,600	Whitney Holding Corp.(b)	318,136
13,400	Wilshire Bancorp, Inc.	54,136
2,100	Wintrust Financial Corp.	35,700

		8,133,931

Consumer Finance 0.7%
9,100	Cash America International, Inc.	203,476
9,100	First Cash Financial Services, Inc.(a)	149,604
22,500	World Acceptance Corp.(a)(b)	667,800

		1,020,880

Diversified Financial Services 0.3%
21,050	Financial Federal Corp.	518,041

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	11

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance 3.2%
17,800	American Financial Group, Inc.	$312,924
2,700	American Physicians Capital, Inc.	112,482
15,400	Amerisafe, Inc.(a)	236,544
1,200	Assurant, Inc.	29,328
4,300	Axis Capital Holdings Ltd. (Bermuda)	105,952
40,900	Delphi Financial Group, Inc. (Class A)	706,343
2,600	Infinity Property & Casualty Corp.	91,624
9,200	Montpelier Re Holdings, Ltd. (Bermuda)	114,632
3,800	Navigators Group, Inc.(a)	172,444
27,200	Presidential Life Corp.	290,768
12,300	ProAssurance Corp.(a)	540,462
6,900	RLI Corp.	331,407
7,000	Safety Insurance Group, Inc.	231,350
20,800	Selective Insurance Group, Inc.	307,008
14,000	StanCorp Financial Group, Inc.	384,020
8,000	Stewart Information Services Corp.	180,880
18,100	Tower Group, Inc.	492,139
2,300	United America Indemnity Ltd. (Class A)(Cayman Islands)(a)	11,661
10,800	Zenith National Insurance Corp.	246,132

		4,898,100

Real Estate Investment Trusts 5.8%
72,200	BioMed Realty Trust, Inc.	823,801
4,700	Brandywine Realty Trust	29,093
28,500	Cedar Shopping Centers, Inc.	102,315
56,400	Colonial Properties Trust(b)	408,336
43,800	DiamondRock Hospitality Co.	284,262
46,000	Duke Realty Corp.(b)	449,420
9,700	EastGroup Properties, Inc.	326,017
11,000	Entertainment Properties Trust(b)	254,210
7,500	Extra Space Storage, Inc.	53,325
4,200	Franklin Street Properties Corp.	56,070
5,400	Home Properties, Inc.(b)	196,776
67,900	Inland Real Estate Corp.	596,162
26,500	Kilroy Realty Corp.(b)	570,810
21,600	Kite Realty Group Trust	75,600
62,400	LaSalle Hotel Properties(b)	746,304
97,962	Lexington Realty Trust	377,154
2,900	LTC Properties, Inc.	52,229
38,800	Medical Properties Trust, Inc.	207,192

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
11,700	Mid-America Apartment Communities, Inc.(b)	$432,783
18,200	National Retail Properties, Inc.	322,868
16,400	Parkway Properties, Inc.	227,468
10,900	Post Properties, Inc.	139,084
10,300	PS Business Parks, Inc.	450,625
8,000	Ramco-Gershenson Properties Trust	88,000
36,700	Senior Housing Properties Trust(b)	601,513
5,800	SL Green Realty Corp.(b)	102,428
16,300	Sovran Self Storage, Inc.	367,402
3,700	Sun Communities, Inc.	54,205
14,200	Sunstone Hotel Investors, Inc.(b)	75,118
5,600	Tanger Factory Outlet Centers	186,592
6,400	Urstadt Biddle Properties, Inc. (Class A)	98,304

		8,755,466

Real Estate Management & Development 0.5%
4,700	Forest City Enterprises, Inc. (Class A)	39,621
52,000	Forestar Group, Inc.(a)	668,720

		708,341

Thrifts & Mortgage Finance 0.3%
19,700	Dime Community Bancshares	164,298
6,800	Flushing Financial Corp.	62,628
29,800	Trustco Bank Corp.(b)	178,800

		405,726
HEALTHCARE 12.2%

Biotechnology 1.2%
5,300	Arqule, Inc.(a)	23,585
50,300	Cubist Pharmaceuticals, Inc.(a)(b)	834,980
20,500	Enzon Pharmaceuticals, Inc.(a)(b)	117,875
5,600	Isis Pharmaceuticals, Inc.(a)	87,808
45,100	Martek Biosciences Corp.(b)	821,722

		1,885,970

Healthcare Equipment & Supplies 4.3%
79,800	American Medical Systems Holdings, Inc.(a)(b)	987,126
7,300	Cantel Medical Corp.(a)	103,149
3,800	CONMED Corp.(a)	50,616

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	13

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
15,300	Cooper Cos., Inc. (The)(b)	$439,875
17,200	CryoLife, Inc.(a)	93,396
46,200	Cyberonics, Inc.(a)(b)	611,688
6,000	ev3, Inc.(a)	50,160
8,800	Greatbatch, Inc.(a)	185,152
23,300	Haemonetics Corp.(a)	1,202,979
14,900	Immucor, Inc.(a)(b)	242,721
51,500	Invacare Corp.	792,585
10,900	Kensey Nash Corp.(a)	228,246
44,200	Merit Medical Systems, Inc.(a)	685,542
1,100	STERIS Corp.	26,510
1,800	SurModics, Inc.(a)	39,060
10,100	Symmetry Med, Inc.(a)	73,326
7,200	Vnus Medical Technologies, Inc.(a)	159,480
13,800	West Pharmaceutical Services, Inc.(b)	450,570

		6,422,181

Healthcare Providers & Services 4.6%
36,000	AMERIGROUP Corp.(a)	1,075,320
24,500	AMN Healthcare Services, Inc.(a)	168,805
10,000	AmSurg Corp.(a)	205,400
30,100	Centene Corp.(a)(b)	552,937
26,000	Chemed Corp.(b)	1,100,580
1,500	Corvel Corp.(a)	33,750
3,800	Coventry Health Care, Inc.(a)	60,458
17,300	Gentiva Health Services, Inc.(a)	275,589
10,800	Healthsouth Corp.(a)	101,196
15,800	Healthspring, Inc.(a)	145,834
20,200	Healthways, Inc.(a)	210,686
2,000	HMS Holdings Corp.(a)	59,960
4,900	Kindred Healthcare, Inc.(a)	63,798
35,900	LHC Group, Inc.(a)(b)	819,238
6,600	Magellan Health Services, Inc.(a)	195,096
32,000	Medcath Corp.(a)	323,840
4,400	Mednax, Inc.(a)	157,960
2,300	Molina Healthcare, Inc.(a)(b)	49,795
1,200	MWI Veterinary Supply Inc.(a)	37,296
33,900	Pharmerica Corp.(a)(b)	618,675
7,800	PSS World Medical, Inc.(a)(b)	113,256
6,900	RehabCare Group, Inc.(a)	115,230

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
24,400	Res-Care, Inc.(a)	$390,888
5,900	Skilled Healthcare Group, Inc.(a)	51,507

		6,927,094

Healthcare Technology 0.7%
23,500	Computer Programs & Systems, Inc.(b)	822,265
19,500	Phase Forward, Inc.(a)	278,070

		1,100,335

Life Sciences, Tools & Services 0.7%
13,500	Dionex Corp.(a)	850,500
16,200	Kendle International, Inc.(a)	144,180

		994,680

Pharmaceuticals 0.7%
7,100	Endo Pharmaceuticals Holdings, Inc.(a)	117,434
20,200	Noven Pharmaceuticals, Inc.(a)	208,464
27,700	Par Pharmaceutical Cos., Inc.(a)(b)	297,221
41,100	Viropharma, Inc.(a)(b)	231,393
19,200	Warner Chilcott Ltd. (Class A)(Bermuda)(a)	187,968

		1,042,480
INDUSTRIALS 16.6%

Aerospace & Defense 3.2%
6,000	AAR Corp.(a)	90,420
16,700	American Science & Engineering, Inc.	1,006,342
26,800	Applied Signal Technology, Inc.	529,568
3,000	Axsys Technologies, Inc.(a)	125,730
30,500	Cubic Corp.	875,655
15,900	Curtiss-Wright Corp.	508,323
1,300	Moog, Inc. (Class A)(a)	34,814
23,700	Orbital Sciences Corp.(a)(b)	366,402
12,900	Stanley, Inc.(a)	332,562
26,300	Teledyne Technologies, Inc.(a)	839,759
2,100	Triumph Group, Inc.	86,793

		4,796,368

Air Freight & Logistics 0.4%
22,800	HUB Group, Inc. (Class A)(a)	524,400

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	15

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Airlines 0.5%
13,100	Allegiant Travel Co.(a)(b)	$681,724
8,800	SkyWest, Inc.	105,952

		787,676

Building Products 0.5%
6,200	Apogee Enterprises, Inc.	83,080
31,500	Gibraltar Industries, Inc.	211,050
12,700	Griffon Corp.(a)	110,109
1,800	Lennox International, Inc.	57,402
7,100	Universal Forest Products, Inc.	238,276

		699,917

Commercial Services & Supplies 2.0%
17,700	ABM Industries, Inc.	310,104
5,100	ATC Technology Corp.	81,039
15,800	Consolidated Graphics, Inc.(a)(b)	306,836
4,900	Deluxe Corp.	71,050
10,700	G & K Services, Inc. (Class A)	267,179
23,800	GEO Group, Inc.(a)	395,794
13,200	Interface, Inc. (Class A)	76,428
2,400	Mobile Mini, Inc.(a)	32,880
37,700	Sykes Enterprises, Inc.(a)	741,182
2,600	Tetra Tech, Inc.(a)	63,856
9,000	United Stationers, Inc.(a)(b)	294,570
18,700	Viad Corp.	356,796

		2,997,714

Construction & Engineering 1.2%
67,800	EMCOR Group, Inc.(a)	1,409,562
26,700	Insituform Technologies, Inc. (Class A)(a)(b)	409,311

		1,818,873

Electrical Equipment 1.6%
2,300	A.O. Smith Corp.	71,507
29,900	Acuity Brands, Inc.	859,326
29,600	Belden, Inc.	477,152
25,700	Brady Corp. (Class A)	541,499
10,200	Regal-Beloit Corp.(b)	414,426

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
10,300	Ultralife Corp.(a)	$73,645
3,000	Vicor Corp.	16,110

		2,453,665

Industrial Conglomerates 0.3%
26,100	Tredegar Corp.	458,838

Machinery 3.5%
17,900	Actuant Corp. (Class A)	219,454
25,700	Albany International Corp.	238,496
43,300	Briggs & Stratton Corp.(b)	644,304
15,900	CIRCOR International, Inc.	409,107
2,600	CLARCOR, Inc.	80,808
2,500	Columbus McKinnon Corp.(a)	32,400
42,200	EnPro Industries, Inc.(a)	673,512
18,300	Gardner Denver, Inc.(a)	487,146
20,400	John Bean Technologies Corp.	224,808
33,400	Mueller Industries, Inc.	733,798
23,400	Robbins & Myers, Inc.	443,430
14,000	Titan International, Inc.	84,700
17,900	Toro Co.(b)	543,802
3,800	Trinity Industries, Inc.	55,518
3,800	Valmont Industries, Inc.	242,364
5,600	Watts Water Technologies, Inc. (Class A)	124,656

		5,238,303

Marine 0.8%
40,500	Kirby Corp.(a)(b)	1,249,830

Professional Services 1.2%
19,000	Administaff, Inc.	506,540
16,800	CDI Corp.	200,760
4,100	Heidrick & Struggles International, Inc.	69,290
10,900	On Assignment, Inc.(a)	38,368
11,500	School Specialty, Inc.(a)	215,855
34,500	Spherion Corp.(a)	123,855
13,400	Watson Wyatt Worldwide, Inc. (Class A)	710,870

		1,865,538

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	17

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Road & Rail 0.5%
6,400	Heartland Express, Inc.	$95,680
6,500	Knight Transportation, Inc.	114,920
19,100	Old Dominion Freight Line, Inc.(a)	537,665

		748,265

Trading Companies & Distributors 0.9%
18,000	Applied Industrial Technologies, Inc.	405,000
7,200	H&E Equipment Services, Inc.(a)	54,216
24,800	Kaman Corp.	419,368
7,500	Watsco, Inc.(b)	322,125
7,700	WESCO International, Inc.(a)	200,200

		1,400,909
INFORMATION TECHNOLOGY 17.6%

Communications Equipment 2.9%
133,900	Arris Group, Inc.(a)	1,428,713
13,200	Bigband Networks, Inc.(a)	77,352
10,100	Black Box Corp.	276,437
20,300	Blue Coat Systems, Inc.(a)	269,178
27,400	Comtech Telecommunications Corp.(a)	917,078
1,800	DG Fastchannel, Inc.(a)	41,994
4,400	EMS Technologies, Inc.(a)	83,820
52,000	Harmonic, Inc.(a)	381,160
6,700	InterDigital, Inc.(a)	176,344
3,500	Network Equipment Technologies, Inc.(a)	13,755
25,500	PC-Tel, Inc.	124,185
9,800	Symmetricom, Inc.(a)	48,804
37,000	Tekelec(a)	573,500

		4,412,320

Computers & Peripherals 1.3%
59,200	Adaptec, Inc.(a)	169,312
26,600	Avid Technology, Inc.(a)	294,462
3,100	Compellent Technologies, Inc.(a)	34,596
25,100	Novatel Wireless, Inc.(a)	171,935
40,300	Synaptics, Inc.(a)(b)	1,308,944

		1,979,249

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments 2.5%
18,200	Agilysys, Inc.	$109,746
4,300	Anixter International, Inc.(a)(b)	171,054
17,500	Benchmark Electronics, Inc.(a)	212,275
26,300	Brightpoint, Inc.(a)	137,023
3,100	Checkpoint Systems, Inc.(a)	37,665
47,300	Cognex Corp.	665,511
12,300	CTS Corp.	74,661
34,200	Daktronics, Inc.(b)	309,168
8,200	LoJack Corp.(a)	28,044
14,000	Methode Electronics, Inc.	84,280
18,400	MTS Systems Corp.	388,792
4,600	OSI Systems, Inc.(a)	86,250
3,600	Park Electrochemical Corp.	74,160
11,500	Plexus Corp.(a)(b)	254,725
11,000	Radisys Corp.(a)	78,870
7,500	ScanSource, Inc.(a)	185,325
37,100	SYNNEX Corp.(a)(b)	798,763
11,100	Technitrol, Inc.	45,177

		3,741,489

Internet Software & Services 1.8%
7,000	Dealertrack Holdings, Inc.(a)	106,260
36,500	EarthLink, Inc.(a)(b)	276,670
51,600	j2 Global Communications, Inc.(a)	1,237,884
2,800	Keynote Systems, Inc.(a)	21,588
29,800	Knot, Inc. (The)(a)	270,286
15,800	Perficient Inc.(a)	110,126
15,000	S1 Corp.(a)	93,000
30,700	United Online, Inc.	162,710
23,000	Websense, Inc.(a)	410,090

		2,688,614

IT Services 1.9%
2,000	Acxiom Corp.	19,300
27,200	CACI International, Inc. (Class A)(a)(b)	1,075,760
41,000	Ciber, Inc.(a)	132,430
27,700	CSG Systems International, Inc.(a)	401,650
4,400	Cybersource Corp.(a)	64,284
6,200	Forrester Research, Inc.(a)	157,542

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	19

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services (cont’d.)
21,500	MAXIMUS, Inc.	$867,095
20,100	Rightnow Technologies, Inc.(a)	151,755

		2,869,816

Semiconductors & Semiconductor Equipment 3.8%
1,500	Actel Corp.(a)	18,555
109,200	Cypress Semiconductor Corp.(a)	865,956
22,300	DSP Group, Inc.(a)	140,267
38,500	Exar Corp.(a)	236,775
1,500	FEI Co.(a)	25,770
25,900	Hittite Microwave Corp.(a)	962,444
30,000	Integrated Device Technology, Inc.(a)	162,900
106,600	Micrel, Inc.	799,500
2,700	NVE Corp.(a)	102,708
10,500	Silicon Laboratories, Inc.(a)(b)	349,230
119,100	Skyworks Solutions, Inc.(a)	1,052,844
15,300	Supertex, Inc.(a)	393,516
70,800	Triquint Semiconductor Corp.(a)	271,164
7,500	Ultratech, Inc.(a)	101,400
4,300	Varian Semiconductor Equipment Associates, Inc.(a)(b)	110,037
31,100	Veeco Instruments, Inc.(a)	225,164

		5,818,230

Software 3.4%
10,800	Commvault Systems, Inc.(a)	134,460
8,300	Concur Technologies, Inc.(a)(b)	224,681
6,500	Ebix, Inc.(a)	180,700
29,200	Epicor Software Corp.(a)	161,184
35,800	Informatica Corp.(a)(b)	569,220
4,200	Interactive Intelligence, Inc.	46,200
29,400	JDA Software Group, Inc.(a)	414,834
13,800	Lawson Software, Inc.(a)	74,382
39,400	Manhattan Associates, Inc.(a)	654,828
3,300	Micros Systems, Inc.(a)	69,234
16,800	Netscout Systems, Inc.(a)	151,032
1,100	Pegasystems, Inc.	19,217
23,800	Progress Software Corp.(a)	504,322
11,800	Radiant Systems, Inc.(a)	86,966
16,200	Smith Micro Software, Inc.(a)	139,320
31,500	SPSS, Inc.(a)(b)	973,350

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
7,900	THQ, Inc.(a)	$27,018
39,300	Tyler Technologies, Inc.(a)(b)	648,450

		5,079,398
MATERIALS 5.1%

Chemicals 1.9%
29,800	A. Schulman, Inc.	467,562
32,100	HB Fuller Co.	566,886
16,100	Nalco Holdings Co.	262,752
7,900	NewMarket Corp.	497,700
21,500	OM Group, Inc.(a)	598,990
27,600	PolyOne Corp.(a)	75,624
9,000	Rockwood Holdings, Inc.(a)	110,700
7,400	Stepan Co.	292,818

		2,873,032

Construction Materials 0.9%
47,900	Eagle Materials, Inc.(b)	1,331,620

Containers & Packaging 1.1%
8,700	Myers Industries, Inc.	87,261
40,400	Rock-Tenn Co. (Class A)	1,525,504

		1,612,765

Metals & Mining 1.1%
33,000	AM Castle & Co.	319,770
2,900	AMCOL International Corp.	56,202
14,700	Brush Engineered Materials, Inc.(a)	248,724
4,300	Kaiser Aluminum Corp.	127,022
4,500	Olympic Steel, Inc.	82,530
61,500	RTI International Metals, Inc.(a)	800,115

		1,634,363

Paper & Forest Products 0.1%
20,900	Buckeye Technologies, Inc.(a)	107,635
500	Deltic Timber Corp.	21,070
4,200	Neenah Paper, Inc.	21,042
2,000	Schweitzer-Mauduit International, Inc.	45,940

		195,687

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	21

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
TELECOMMUNICATION SERVICES 0.2%

Diversified Telecommunication Services 0.1%
42,300	Fairpoint Communications, Inc.(b)	$43,992
2,700	NTELOS Holdings Corp.	43,146

		87,138

Wireless Telecommunication Services 0.1%
10,700	iPCS, Inc.(a)	155,364
UTILITIES 4.9%

Electric Utilities 1.1%
800	Central Vermont Public Service Corp.	13,728
63,500	El Paso Electric Co.(a)	876,300
600	UIL Holdings Corp.	13,854
31,600	Unisource Energy Corp.(b)	831,712

		1,735,594

Gas Utilities 3.0%
71,600	Atmos Energy Corp.	1,769,236
13,200	Laclede Group, Inc. (The)	457,776
16,400	New Jersey Resources Corp.	539,888
9,900	Northwest Natural Gas Co.	404,910
2,900	ONEOK, Inc.	75,893
11,000	Piedmont Natural Gas Co., Inc.	268,620
1,400	South Jersey Industries, Inc.	48,594
51,000	Southwest Gas Corp.	1,030,710

		4,595,627

Multi-Utilities 0.3%
26,600	Avista Corp.	400,330
5,000	CMS Energy Corp.(b)	60,100

		460,430

Water Utilities 0.5%
21,100	American States Water Co.	728,583

	Total long-term investments (cost $146,166,658)	148,593,870

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 30.3%

U.S. Government Security 0.3%
$470	United States Treasury Bill 0.34%, 6/11/2009(c)(d) (cost $469,950)	$469,968

Shares

Affiliated Money Market Mutual Fund 30.0%
45,357,985	Dryden Core Investment Fund—Taxable Money Market Series (cost $45,357,985; includes $43,611,977 of cash collateral received for securities on loan)(e)(f)	45,357,985

	Total short-term investments (cost $45,827,935)	45,827,953

	Total Investments 128.6% (cost $191,994,593; Note 5)	194,421,823
	Liabilities in excess of other assets(g) (28.6%)	(43,234,537)

	Net Assets 100.0%	$151,187,286

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $41,738,376; cash collateral of $43,611,977 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	Includes net unrealized appreciation on financial futures contracts as follows:

Open future contracts outstanding at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2009	Unrealized Appreciation
	Long Position:
45	Russell 2000 Index Futures	June 2009	$1,674,610	$2,190,150	$515,540

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	23

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$193,951,855	$515,540
Level 2—Other Significant Observable Inputs	469,968	—
Level 3—Significant Unobservable Inputs	—	—

Total	$194,421,823	$515,540

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and April 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The sector classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 28.8% of collateral received for securities on loan)	30.0%
Financial	18.0
Information Technology	17.6
Industrials	16.6
Consumer Discretionary	16.2
Healthcare	12.2
Materials	5.1
Utilities	4.9
Energy	4.1
Consumer Staples	3.4
U.S. Government Security	0.3
Telecommunication Services	0.2

128.6
Liabilities in excess of other assets	(28.6)

100.0%

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Financial Statements

(Unaudited)

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $41,738,376:
Unaffiliated Investments (cost $146,636,608)	$149,063,838
Affiliated Investments (cost $45,357,985)	45,357,985
Cash	414,435
Receivable for Fund shares sold	288,793
Dividends and interest receivable	130,751
Prepaid expenses	1,994

Total assets	195,257,796

Liabilities
Payable to broker for collateral for securities on loan	43,611,977
Payable for Fund shares reacquired	208,221
Accrued expenses	115,624
Management fee payable	70,547
Distribution fee payable	26,582
Affiliated transfer agent fee payable	26,521
Due to broker—variation margin	9,450
Deferred directors’ fees	1,588

Total liabilities	44,070,510

Net Assets	$151,187,286

Net assets were comprised of:
Common stock, at par	$13,037
Paid-in capital in excess of par	226,663,690

226,676,727
Undistributed net investment income	200,763
Accumulated net realized loss on investment transactions	(78,632,974)
Net unrealized appreciation on investments	2,942,770

Net assets, April 30, 2009	$151,187,286

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Net asset value, offering price and redemption price per share ($48,418,633 ÷ 4,185,818 shares of common stock issued and outstanding)	$11.57
Maximum sales charge (5.50% of offering price)	.67

Maximum offering price to public	$12.24

Class B
Net asset value, offering price and redemption price per share ($4,524,529 ÷ 422,954 shares of common stock issued and outstanding)	$10.70

Class C
Net asset value, offering price and redemption price per share ($15,033,652 ÷ 1,405,357 shares of common stock issued and outstanding)	$10.70

Class R
Net asset value, offering price and redemption price per share ($190,265 ÷ 16,473 shares of common stock issued and outstanding)	$11.55

Class Z
Net asset value, offering price and redemption price per share ($83,020,207 ÷ 7,006,737 shares of common stock issued and outstanding)	$11.85

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	27

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $973)	$1,246,375
Affiliated income from securities loaned, net	200,530
Affiliated dividend income	15,855
Unaffiliated interest income	434

Total income	1,463,194

Expenses
Management fee	432,973
Distribution fee—Class A	68,957
Distribution fee—Class B	23,090
Distribution fee—Class C	75,533
Distribution fee—Class R	405
Transfer agent’s fees and expenses (including affiliated expenses of $50,500) (Note 3)	137,000
Custodian’s fees and expenses	35,000
Registration fees	33,000
Reports to shareholders	25,000
Legal fees and expenses	11,000
Audit fee	10,000
Directors’ fees	9,000
Insurance	2,000
Miscellaneous	4,755

Total expenses	867,713

Net investment income	595,481

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(57,322,087)
Futures transactions	(403,982)

(57,726,069)

Net change in unrealized appreciation (depreciation) on:
Investments	34,189,054
Futures	454,918

34,643,972

Net loss on investments	(23,082,097)

Net Decrease In Net Assets Resulting From Operations	$(22,486,616)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
Decrease In Net Assets
Operations
Net investment income	$595,481	$937,783
Net realized loss on investment transactions	(57,726,069)	(20,529,313)
Net change in unrealized appreciation (depreciation) on investments	34,643,972	(76,410,776)

Net decrease in net assets resulting from operations	(22,486,616)	(96,002,306)

Dividends from net investment income (Note 1)
Class A	(370,244)	—
Class B	—	—
Class C	—	—
Class R	(631)	—
Class Z	(960,101)	—

	(1,330,976)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	36,986,903	138,079,489
Net asset value of shares issued in reinvestment of dividends	966,891	—
Cost of shares reacquired	(34,206,835)	(95,733,257)

Net increase in net assets from Fund share transactions	3,746,959	42,346,232

Total decrease	(20,070,633)	(53,656,074)

Net Assets
Beginning of period	171,257,919	224,913,993

End of period	$151,187,286	$171,257,919

(a) Includes undistributed net investment income of:	$200,763	$936,258

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	29

Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. Investment operations commenced on November 10, 1997.

The Fund’s investment objective is to seek long-term capital appreciation. It invests primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent

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transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities

Dryden Small-Cap Core Equity Fund, Inc.	31

Notes to Financial Statements

continued

identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the sub-advisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it received approximately $15,600 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2009. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2009, it received approximately $200, $8,000 and $2,300 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

Dryden Small-Cap Core Equity Fund, Inc.	33

Notes to Financial Statements

continued

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended April 30, 2009.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of Pl. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2009, the Fund incurred approximately $76,500 in total networking fees, of which $25,400 was paid to Wachovia and First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

PIM is the Fund’s security lending agent. For the six months ended April 30, 2009, PIM has been compensated approximately $85,900 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2009 were $93,298,360 and $89,288,218, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of April 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$193,880,276	$17,761,750	$(17,220,203)	$541,547

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

As of October 31, 2008, the Fund had a capital loss carryforward for tax purposes of approximately $19,792,000 which expires in 2016. Approximately $230,000 of the Fund’s capital loss carryforward expired in the fiscal year ended October 31, 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held.

Dryden Small-Cap Core Equity Fund, Inc.	35

Notes to Financial Statements

continued

Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500 million for Class A, B and C, 300 million for Class R and 200 million for Class Z authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2009:
Shares sold	498,697	$5,480,181
Shares issued in reinvestment of dividends and distributions	29,856	339,766
Shares reacquired	(623,023)	(6,711,211)

Net increase (decrease) in shares outstanding before conversion	(94,470)	(891,264)
Shares issued upon conversion from Class B	49,141	521,859

Net increase (decrease) in shares outstanding	(45,329)	$(369,405)

Year ended October 31, 2008:
Shares sold	848,723	$15,392,361
Shares reacquired	(2,057,678)	(37,531,401)

Net increase (decrease) in shares outstanding before conversion	(1,208,955)	(22,139,040)
Shares issued upon conversion from Class B	128,545	2,370,229

Net increase (decrease) in shares outstanding	(1,080,410)	$(19,768,811)

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Class B	Shares	Amount
Six months ended April 30, 2009:
Shares sold	22,206	$222,310
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(53,503)	(529,002)

Net increase (decrease) in shares outstanding before conversion	(31,297)	(306,692)
Shares reacquired upon conversion into Class A	(53,049)	(521,859)

Net increase (decrease) in shares outstanding	(84,346)	$(828,551)

Year ended October 31, 2008:
Shares sold	49,602	$831,467
Shares reacquired	(128,878)	(2,089,629)

Net increase (decrease) in shares outstanding before conversion	(79,276)	(1,258,162)
Shares reacquired upon conversion into Class A	(139,037)	(2,370,229)

Net increase (decrease) in shares outstanding	(218,313)	$(3,628,391)

Class C
Six months ended April 30, 2009:
Shares sold	161,975	$1,724,772
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(321,088)	(3,198,020)

Net increase (decrease) in shares outstanding	(159,113)	$(1,473,248)

Year ended October 31, 2008:
Shares sold	463,214	$7,824,204
Shares reacquired	(429,762)	(7,004,520)

Net increase (decrease) in shares outstanding	33,452	$819,684

Class R
Six months ended April 30, 2009:
Shares sold	4,290	$42,821
Shares issued in reinvestment of dividends and distributions	56	631
Shares reacquired	(1,783)	(18,662)

Net increase (decrease) in shares outstanding	2,563	$24,790

Year ended October 31, 2008:
Shares sold	14,087	$253,720
Shares reacquired	(302)	(5,503)

Net increase (decrease) in shares outstanding	13,785	$248,217

Class Z
Six months ended April 30, 2009:
Shares sold	2,637,881	$29,516,819
Shares issued in reinvestment of dividends and distributions	53,822	626,494
Shares reacquired	(2,179,333)	(23,749,940)

Net increase (decrease) in shares outstanding	512,370	$6,393,373

Year ended October 31, 2008:
Shares sold	6,067,365	$113,777,737
Shares reacquired	(2,746,470)	(49,102,204)

Net increase (decrease) in shares outstanding	3,320,895	$64,675,533

Dryden Small-Cap Core Equity Fund, Inc.	37

Notes to Financial Statements

continued

Note 7. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

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Financial Highlights

(Unaudited)

April 30, 2009	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.35

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investments	(1.73)

Total from investment operations	(1.69)

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	—

Total dividends and distributions	(.09)

Net asset value, end of period	$11.57

Total Return(b):	(12.67)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$48,419
Average net assets (000)	$46,361
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.27	%(e)
Expenses, excluding distribution and service (12b-1) fees	.97	%(e)
Net investment income (loss)	.76	%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	61	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2008(a)	2007(a)	2006(a)	2005(a)	2004(a)

$21.11	$19.40	$16.82	$14.55	$12.46

.07	(.04)	(.03)	(.05)	(.03)
(7.83)	1.75	2.61	2.32	2.12

(7.76)	1.71	2.58	2.27	2.09

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

$13.35	$21.11	$19.40	$16.82	$14.55

(36.76)%	8.81%	15.34%	15.60%	16.77%

$56,499	$112,103	$102,497	$88,163	$28,992
$81,222	$109,888	$100,311	$64,984	$25,050

1.11%	1.15%	1.17%	1.40%	1.31%
.83%	.90%	.92%	1.15%	1.06%
.39%	(.18)%	(.15)%	(.32)%	(.22)%

129%	139%	93%	90%	59%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.30

Income (loss) from investment operations:
Net investment income (loss)	—	(e)
Net realized and unrealized gain (loss) on investments	(1.60)

Total from investment operations	(1.60)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$10.70

Total Return(b):	(13.01)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,524
Average net assets (000)	$4,657
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.97	%(d)
Expenses, excluding distribution and service (12b-1) fees	.97	%(d)
Net investment income (loss)	.07	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.
(e)	Less than $0.005.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2008(a)	2007(a)	2006(a)	2005(a)	2004(a)

$19.58	$18.13	$15.84	$13.80	$11.91

(.05)	(.18)	(.16)	(.16)	(.13)
(7.23)	1.63	2.45	2.20	2.02

(7.28)	1.45	2.29	2.04	1.89

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

$12.30	$19.58	$18.13	$15.84	$13.80

(37.18)%	8.00%	14.46%	14.78%	15.87%

$6,238	$14,209	$16,156	$18,937	$54,813
$10,254	$15,317	$17,752	$29,025	$55,145

1.83%	1.90%	1.92%	2.15%	2.06%
.83%	.90%	.92%	1.15%	1.06%
(.32)%	(.93)%	(.92)%	(1.10)%	(1.00)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	43

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.30

Income (loss) from investment operations:
Net investment income (loss)	—	(e)
Net realized and unrealized gain (loss) on investments	(1.60)

Total from investment operations	(1.60)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$10.70

Total Return(b):	(13.01)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,034
Average net assets (000)	$15,235
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.97	%(d)
Expenses, excluding distribution and service (12b-1) fees	.97	%(d)
Net investment income (loss)	.07	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.
(e)	Less than $0.005.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2008(a)	2007(a)	2006(a)	2005(a)	2004(a)

$19.58	$18.13	$15.84	$13.80	$11.91

(.05)	(.18)	(.16)	(.17)	(.13)
(7.23)	1.63	2.45	2.21	2.02

(7.28)	1.45	2.29	2.04	1.89

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

$12.30	$19.58	$18.13	$15.84	$13.80

(37.18)%	8.00%	14.46%	14.78%	15.87%

$19,239	$29,975	$18,647	$12,056	$8,975
$26,165	$23,977	$16,024	$10,575	$8,656

1.83%	1.90%	1.92%	2.15%	2.06%
.83%	.90%	.92%	1.15%	1.06%
(.32)%	(.93)%	(.89)%	(1.11)%	(.99)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	45

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.30

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investments	(1.74)

Total from investment operations	(1.71)

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains	—

Total dividends and distributions	(.04)

Net asset value, end of period	$11.55

Total Return(c):	(12.82)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$190
Average net assets (000)	$163
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.47	%(f)
Expenses, excluding distribution and service (12b-1) fees	.97	%(f)
Net investment income (loss)	.55	%(f)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class R
Year Ended October 31, 2008(b)	January 12, 2007(a) through October 31, 2007(b)

$21.06	$19.96

.04	(.08)
(7.80)	1.18

(7.76)	1.10

—	—
—	—

—	—

$13.30	$21.06

(36.85)%	5.51%

$185	$3
$161	$2

1.33%	1.40	%(f)
.83%	.90	%(f)
.20%	(.49	)%(f)

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	47

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.72

Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investments	(1.79)

Total from investment operations	(1.73)

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$11.85

Total Return(b):	(12.58)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$83,020
Average net assets (000)	$79,133
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.97	%(d)
Expenses, excluding distribution and service (12b-1) fees	.97	%(d)
Net investment income (loss)	1.05	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2008(a)	2007(a)	2006(a)	2005(a)	2004(a)

$21.62	$19.82	$17.14	$14.79	$12.64

.13	.01	.02	(.02)	.01
(8.03)	1.79	2.66	2.37	2.14

(7.90)	1.80	2.68	2.35	2.15

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

$13.72	$21.62	$19.82	$17.14	$14.79

(36.54)%	9.08%	15.64%	15.89%	17.01%

$89,097	$68,624	$13,011	$7,212	$4,798
$107,017	$33,067	$9,637	$6,394	$3,332

.83%	.90%	.92%	1.15%	1.06%
.83%	.90%	.92%	1.15%	1.06%
.69%	.05%	.13%	(.09)%	.08%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	49

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland •
Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker •
Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Scott Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Small-Cap Core Equity Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PQVAX	PQVBX	PQVCX	DCERX	PSQZX
CUSIP	26249A103	26249A202	26249A301	26248V108	26249A400

MF176E2    0154351-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 22, 2009

*	Print the name and title of each signing officer under his or her signature.